Schedule of income tax provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Current income tax expense	$ 19
Deferred income tax expense
Total income tax expense	$ 19